ORGANIZATION AND DESCRIPTION OF BUSINESS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 – BUSINESS

We were formed under the law of Wyoming on November 8, 2019. We changed our domicile to Delaware on March 5, 2021. We are a vertically integrated manufacturing company for photonics-based industrial products and solutions and, since recently acquiring Beamer Laser Marking Systems during Q3 2025, a developer of full-service laser marking machines for the medical, aerospace, defence, firearms, automotive, and general industrial markets and in Q4 2024 the assets of Control Micro Systems, Inc - expanding the market for our laser products into a large, growing pharmaceutical manufacturing vertical, in what we believe is a recession-resistant sector with significant barriers to entry.

Our vertically integrated operations allow us to reduce development and advanced laser equipment manufacturing time, offer better prices, control quality and protect our proprietary knowhow and technology compared to other laser cleaning companies and companies with competing technologies.

On November 27, 2023, FASB issues ASU 2023-07. ASU 2023-07 is effective for public entities fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. ASU 2023-07 enhances segment reporting under Topic 280 by expanding the breadth and frequency of segment disclosures. Its amendments fall into the following categories. Topic 280 requires a public entity to disclose entity-wide and segment information in the notes to financial statements. This includes the measure of profit or loss that the CODM uses to assess segment performance and decide how to allocate resources, as well as certain specified amounts included in that measure – e.g. revenue, depreciation and amortization, interest and income tax expense. However, investors have observed that there has been limited information reported about a segment’s expenses. The analysis of the company after acquisition of CMS concluded that we have only one segment and according to this, the results will be disclosed consolidated.

Going Concern

The Company has not earned sufficient revenue since its inception and has sustained operating losses during the quarter ending September 30, 2025, mainly due to investments in its sales and marketing departments. The Company had sufficient working capital as of December 31, 2024. However, the Company’s continuation as a going concern is dependent on its ability to generate additional cash flow from operations to meet its obligations and/or obtain additional financing, as may be required. There is substantial doubt about the ability of the Company to continue as a going concern.

Our principal executive offices are located at 1101 N. Keller Rd., Suite G, Orlando, Florida 32810, and our telephone number is (407) 804-1000. Our corporate website is https://laserphotonics.com.

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

Laser Photonics Corporation (the “Company”) was formed under the laws of Wyoming on November 8, 2019, and changed its domicile to Delaware on March 5, 2020. The Company is a vertically integrated manufacturing company for photonics based industrial products and solutions, primarily disruptive laser cleaning technologies. Its vertically integrated operations allow us to reduce development and advanced laser equipment manufacturing time, offer better prices, control quality, and protect our proprietary knowhow and technology compared to other laser cleaning companies and companies with competing technologies.

The recently acquired Control Micro Systems was purchased by the Company on October 31, 2024. The company is 100% owned by Laser Photonics Corporation.

The Company’s accounting year end is December 31.

Going Concern

The Company has not earned sufficient revenue since inception and has sustained operating losses during the year ended December 31, 2024 and the year ended December 31, 2023 mainly due to investments in its sales and marketing departments. The Company had sufficient working capital as of December 31, 2023. However, the Company’s continuation as a going concern is dependent on its ability to generate additional cash flows from operations to meet its obligations and/or obtaining additional financing, as may be required. There is substantial doubt of the ability of the Company to continue as a going concern.

Reclassification of Prior Year Presentation

Certain prior year amounts have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported results of operations.

Basis of Presentation

These financial statements are presented in United States dollars and have been prepared in accordance with United States generally accepted accounting principles.